Schedule of Investments (unaudited)
December 31, 2021
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 67.0%
BlackRock Emerging Markets Fund, Inc., Class K	1,154,199	$ 34,637,511
BlackRock Technology Opportunities Fund, Class K(b)	543,040	35,840,627
iShares Core S&P Small-Cap ETF	452,853	51,856,197
iShares Core S&P Total U.S. Stock Market ETF	2,192,982	234,605,214
iShares ESG Aware MSCI USA ETF	2,215,704	239,074,462
iShares Global Financials ETF	357,113	28,590,467
iShares GSCI Commodity Dynamic Roll Strategy ETF	946,311	29,222,084
iShares MSCI EAFE Growth ETF	952,725	105,076,040
iShares MSCI EAFE Value ETF	2,204,568	111,088,182
iShares MSCI USA Min Vol Factor ETF	280,971	22,730,554
iShares MSCI USA Value Factor ETF	420,105	45,988,894
iShares U.S. Energy ETF	713,151	21,465,845
		960,176,077
Fixed-Income Funds — 33.4%
iShares Core Total USD Bond Market ETF	1,662,520	87,997,183
iShares Fallen Angels USD Bond ETF	2,322,176	69,595,615
iShares TIPS Bond ETF	601,916	77,767,547
Master Total Return Portfolio	$ 242,390,772	242,390,772
		477,751,117
Total Long-Term Investments — 100.4% (Cost: $1,191,406,620)		1,437,927,194
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	5,872,677	$ 5,872,677
Total Short-Term Securities — 0.4% (Cost: $5,872,677)		5,872,677
Total Investments — 100.8% (Cost: $1,197,279,297)		1,443,799,871
Liabilities in Excess of Other Assets — (0.8)%		(11,648,334)
Net Assets — 100.0%		$ 1,432,151,537
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 44,041,303	$ 2,769,370	$ (11,742,147)	$ 3,309,147	$ (3,740,162)	$ 34,637,511	1,154,199	$ 153,417	$ 295,981
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,066,380	3,806,297(a)	—	—	—	5,872,677	5,872,677	92	—
BlackRock Strategic Income Opportunities Portfolio(b)	26,293,146	275,709	(26,498,259)	(197,806)	127,210	—	—	34,383	—
BlackRock Technology Opportunities Fund, Class K	42,548,773	3,487,971	(10,602,147)	127,519	278,511	35,840,627	543,040	—	1,167,851

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P Small-Cap ETF	$ 47,274,684	$ 3,256,134	$ (1,015,387)	$ 5,178	$ 2,335,588	$ 51,856,197	452,853	$ 329,846	$ —
iShares Core S&P Total U.S. Stock Market ETF	183,205,007	35,419,539	(909,574)	5,399	16,884,843	234,605,214	2,192,982	798,924	—
iShares Core Total USD Bond Market ETF	96,247,379	5,467,125	(13,117,868)	(348,454)	(250,999)	87,997,183	1,662,520	481,751	—
iShares ESG Aware MSCI USA ETF	206,222,008	14,266,585	(1,481,919)	11,040	20,056,748	239,074,462	2,215,704	678,750	—
iShares Fallen Angels USD Bond ETF	27,358,819	42,715,498	(283,609)	(3,696)	(191,397)	69,595,615	2,322,176	625,622	—
iShares Global Financials ETF	34,722,676	1,783,177	(8,960,303)	327,041	717,876	28,590,467	357,113	379,566	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	42,606,269	2,184,399	(11,501,804)	1,351,438	(5,418,218)	29,222,084	946,311	5,152,464	—
iShares MSCI EAFE Growth ETF	95,453,656	6,525,334	(425,884)	(10,592)	3,533,526	105,076,040	952,725	762,907	—
iShares MSCI EAFE Value ETF	105,343,148	7,089,846	(454,714)	(26,401)	(863,697)	111,088,182	2,204,568	2,565,864	—
iShares MSCI USA Min Vol Factor ETF	—	21,773,654	(85,522)	2,027	1,040,395	22,730,554	280,971	69,797	—
iShares MSCI USA Value Factor ETF	50,197,339	2,742,427	(10,984,783)	1,864,403	2,169,508	45,988,894	420,105	308,222	—
iShares TIPS Bond ETF	58,730,632	18,574,936	(311,709)	(5,564)	779,252	77,767,547	601,916	843,379	—
iShares U.S. Energy ETF	22,223,494	1,403,069	(3,703,726)	590,861	952,147	21,465,845	713,151	198,243	—

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 224,142,521	$ 19,243,744(a)(c)	$ —	$ 570,620	$ (1,566,113)	$ 242,390,772	$242,390,772	$ 1,214,309	$ —
SL Liquidity Series, LLC, Money Market Series(b)	435,999	—	(435,997)(a)	(2)	—	—	—	4,368(d)	—
				$ 7,572,158	$ 36,845,018	$ 1,443,799,871		$ 14,601,904	$ 1,463,832
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,195,536,422	$ —	$ —	$ 1,195,536,422
Short-Term Securities
Money Market Funds	5,872,677	—	—	5,872,677
	$ 1,201,409,099	$ —	$ —	1,201,409,099
Investments valued at NAV(a)				242,390,772
				$ 1,443,799,871
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 60/40 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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